Post-Employment Benefits - Summary of Major Categories of Defined Benefit Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of fair value of plan assets [line items]
Securities purchased under resale agreements	$ 69,213	$ 67,572
Obligations related to securities sold under repurchase agreements and securities sold short	77,171	71,880
Pension plan [member]
Disclosure of fair value of plan assets [line items]
Plan assets	8,435	9,904
Canada plan [member] | Pension plan [member]
Disclosure of fair value of plan assets [line items]
Canadian equity securities	421	753
Debt securities	4,917	5,672
Investment funds	1,652	2,216
Alternative investments	2,396	1,740
Cash and cash equivalents and other	421	257
Securities purchased under resale agreements	485
Obligations related to securities sold under repurchase agreements and securities sold short	(2,626)	(1,642)
Other	676	355
Plan assets	$ 7,666	$ 8,996
Percentage of Canadian equity securities	5.00%	8.00%
Percentage of debt securities	64.00%	63.00%
Percentage of investment funds	22.00%	25.00%
Percentage of alternative investments	31.00%	20.00%
Percentage of cash and cash equivalents and other	6.00%	2.00%
Percentage of Securities purchased under resale agreements	6.00%
Percentage of Obligations related to securities sold under repurchase agreements and securities sold short	(34.00%)	(18.00%)
Percentage of other	9.00%	4.00%
Percentage of plan assets	100.00%	100.00%
Canada plan [member] | Pension plan [member] | Government bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 3,724	$ 4,917
Percentage of debt securities	48.00%	55.00%
Canada plan [member] | Pension plan [member] | Corporate Bonds [member]
Disclosure of fair value of plan assets [line items]
Debt securities	$ 1,193	$ 755
Percentage of debt securities	16.00%	8.00%
Canada plan [member] | Pension plan [member] | Canadian equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 22	$ 40
Percentage of investment funds		1.00%
Canada plan [member] | Pension plan [member] | US equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 435	$ 560
Percentage of investment funds	6.00%	6.00%
Canada plan [member] | Pension plan [member] | International equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 26	$ 39
Percentage of investment funds	1.00%	1.00%
Canada plan [member] | Pension plan [member] | Global equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 1,083	$ 1,171
Percentage of investment funds	14.00%	13.00%
Canada plan [member] | Pension plan [member] | Emerging markets equity funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds		$ 296
Percentage of investment funds		3.00%
Canada plan [member] | Pension plan [member] | Fixed income funds [member]
Disclosure of fair value of plan assets [line items]
Investment funds	$ 86	$ 110
Percentage of investment funds	1.00%	1.00%